BUSINESS COMBINATION (Acquisition of Showself, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	8 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 15, 2014	Sep. 30, 2013	Dec. 31, 2014
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net losses	76,738	1,856	(9,430)
Agency relationship [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
Trademark [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	10 years
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
User name [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	1 year 9 months 18 days
Showself [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired in cost method investee					20.00%
Cash consideration					500
Share consideration, fair value of shares				43,547
Percentage of equity interest acquired				45.00%
Percentage of equity interest accumulated in aggregate				65.00%
Cash consideration				78
Equity interest remeasurement gain recognized				10,083
Net revenues						4,309
Net losses						1,013
Showself [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Assumed discount for lack of marketability				30.00%
Showself [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate				22.00%
Long-term sustainable growth rate				3.00%
Showself [Member] | Agency relationship [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				1,574
Identified intangible assets, estimated useful life				5 years 8 months 12 days
Showself [Member] | Trademark [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				2,158
Identified intangible assets, estimated useful life				10 years
Showself [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				1,557
Identified intangible assets, estimated useful life				2 years 8 months 12 days
Showself [Member] | User name [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount				1,460
Identified intangible assets, estimated useful life				2 years 8 months 12 days
Showself [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares				29,950,000	885,478
Share consideration, fair value of shares				$ 43,547	$ 3,004